Employee Benefit - Summary of Employee Benefit Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Net Defined Benefit Liability Asset [Abstract]
Pension-Defined benefit plans, current	$ 1,436	$ 855
Long service leave, current	452	427
Employee benefit liabilities, current	1,888	1,282
Pension-Defined benefit plans, non-current	10,306	8,161
Long service leave, non-current	128	112
Employee benefit liabilities, non-current	10,434	8,273
Pension-Defined benefit plans	11,742	9,016
Long service leave	580	539
Employee benefit liabilities	$ 12,322	$ 9,555